Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the income tax provision computed at the statutory tax rate to the Company’s effective tax rate is as follows:

	2016	2015
U.S. federal statutory rate	35.00%	34.00%
Warrant liability	-%	3.71%
State & local taxes	(5.21)%	5.78%
Tax on foreign operations	-%	0.36%
State research and development credits	1.87%	1.47%
Other	0.97%	(3.11)%
Valuation allowance	(32.63)%	(42.21)%
Effective tax rate	-%	-%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets as of December 31, 2016 and 2015 are as follows:

	2016	2015
Deferred tax assets:
Net operating loss carry forwards	$29,861,148	$29,092,799
Research and development credits	1,220,115	1,163,616
Nonqualified stock option compensation expense	537,037	374,769
Other temporary book - tax differences	254,813	258,445
Total deferred tax assets	31,873,112	30,889,629
Valuation allowance for deferred tax assets	(31,873,112)	(30,889,629)
Net deferred tax assets	$-	$-